Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 25, 2011
Registrant Name	dei_EntityRegistrantName	RYDEX DYNAMIC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001092720
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 25, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Russell 2000 2x Strategy Fund (Prospectus Summary): | Russell 2000 2x Strategy Fund
Russell 2000 �� 2x Strategy Fund

Russell 2000 �� 2x Strategy Fund

Supplement dated July 25, 2011
to the currently effective Prospectuses for the Fund listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Fund listed above (the ���Fund���) and should be read in conjunction with the Fund���s Prospectuses.

�����������  �� Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Fund���s Prospectuses is replaced

���������������������� in its entirety with the Fees and Expenses Table and Example information set forth below. In addition to the Fees and Expenses Table

���� ������������������and Example information currently disclosed in the Fund���s Prospectuses, the information below reflects the Fund���s ���Acquired Fund

���������������������� Fees and Expenses.���

 ��������  �� Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment

���� ����������������companies, such as other mutual funds. In the Fund���s case, Acquired Fund Fees and Expenses represent the expenses the Fund

�������������� ������indirectly incurs through its investment in business development companies (BDCs), a type of investment company that more closely

�������������������� resembles an operating company than a mutual fund. The Fund may invest in such investment companies from time to time when

�������������������� doing so will further the Fund���s investment objective.

 ��������  �� Unlike the other fees and expenses included in the Fund���s Fees and Expenses Table, the Acquired Fund Fees and Expenses are not direct

������������ ��������costs paid by Fund shareholders and do not affect the calculation of the Fund���s net asset value or the Fund���s cost of operations. Rather,

�������������������� Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Fund���s portfolio and indirectly

�������������������� borne by the Fund. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Fund���s expense ratio, they have

�������������������� no effect on a shareholder���s cost of investing in the Fund and are included in the Fund���s expense ratio only to comply with SEC rules.

���������������� ����For more precise information about the Fund���s operating expenses, shareholders are encouraged to review the Fund���s financial

�������������������� statements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DYN-SUP1-0711x0512

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Russell 2000 2x Strategy Fund	H-Class Shares	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell 2000 2x Strategy Fund		H-Class Shares	A-Class Shares	C-Class Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	0.25%	1.00%
Other Expenses		0.66%	0.65%	0.66%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.84%	1.83%	2.59%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund���s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE ���

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those

��periods. The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same.

��Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Russell 2000 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
H-Class Shares	187	579	996	2,159
A-Class Shares	652	1,023	1,419	2,521
C-Class Shares	362	805	1,375	2,925

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
C-Class Shares Russell 2000 2x Strategy Fund	262	805	1,375	2,925

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
Russell 2000 2x Strategy Fund (Prospectus Summary): | Russell 2000 2x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Russell 2000 �� 2x Strategy Fund
Supplement Text	ck0001092720_SupplementTextBlock

Russell 2000 �� 2x Strategy Fund

Supplement dated July 25, 2011
to the currently effective Prospectuses for the Fund listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Fund listed above (the ���Fund���) and should be read in conjunction with the Fund���s Prospectuses.

�����������  �� Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Fund���s Prospectuses is replaced

���������������������� in its entirety with the Fees and Expenses Table and Example information set forth below. In addition to the Fees and Expenses Table

���� ������������������and Example information currently disclosed in the Fund���s Prospectuses, the information below reflects the Fund���s ���Acquired Fund

���������������������� Fees and Expenses.���

 ��������  �� Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment

���� ����������������companies, such as other mutual funds. In the Fund���s case, Acquired Fund Fees and Expenses represent the expenses the Fund

�������������� ������indirectly incurs through its investment in business development companies (BDCs), a type of investment company that more closely

�������������������� resembles an operating company than a mutual fund. The Fund may invest in such investment companies from time to time when

�������������������� doing so will further the Fund���s investment objective.

 ��������  �� Unlike the other fees and expenses included in the Fund���s Fees and Expenses Table, the Acquired Fund Fees and Expenses are not direct

������������ ��������costs paid by Fund shareholders and do not affect the calculation of the Fund���s net asset value or the Fund���s cost of operations. Rather,

�������������������� Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Fund���s portfolio and indirectly

�������������������� borne by the Fund. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Fund���s expense ratio, they have

�������������������� no effect on a shareholder���s cost of investing in the Fund and are included in the Fund���s expense ratio only to comply with SEC rules.

���������������� ����For more precise information about the Fund���s operating expenses, shareholders are encouraged to review the Fund���s financial

�������������������� statements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DYN-SUP1-0711x0512

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE ���
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those

��periods. The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same.

��Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Russell 2000 2x Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRUX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,419
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,521
Russell 2000 2x Strategy Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	362
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,925
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	805
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,925
Russell 2000 2x Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,159

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund���s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.